Non-current financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Non-current Financial Assets at Fair Value Through Other Comprehensive Income

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Designation of equity instruments
Foreign unlisted stocks	38,534	38,534
Valuation adjustment	135,823	83,274

	174,357	121,808

Summary Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income
b)	Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income are listed below:

	2018	2019
	NT$000	NT$000
Financial assets at fair value through other comprehensive income
Foreign unlisted stocks	85,022	(52,549)